Trade and Other Receivables - Trade and other receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [Abstract]
Trade receivables	₩ 7,325,702	₩ 7,188,242
Other receivables	603,270	600,634
Non-trade receivables	305,057	309,950
Accrued income	54,002	62,063
Deposits	226,574	191,643
Finance lease receivables	13,067	12,225
Others	4,570	24,753
Subtotal of current tade and other receivables	7,928,972	7,788,876
Trade and other non-current receivables [Abstract]
Trade receivables	448,777	491,509
Other non-current receivables	1,306,020	1,412,006
Non-trade receivables	53,866	53,451
Accrued income	182	174
Deposits	324,917	314,671
Finance lease receivables	849,554	960,649
Others	77,501	83,061
Subtotal of non-current tade and other receivables	1,754,797	1,903,515
Total trade and other receivables	9,683,769	9,692,391
Gross amount [Member]
Trade and other current receivables [Abstract]
Trade receivables	7,499,285	7,260,227
Other receivables	614,212	652,782
Non-trade receivables	314,256	360,021
Accrued income	54,002	62,063
Deposits	228,317	193,720
Finance lease receivables	13,067	12,225
Others	4,570	24,753
Subtotal of current tade and other receivables	8,113,497	7,913,009
Trade and other non-current receivables [Abstract]
Trade receivables	449,191	491,509
Other non-current receivables	1,380,983	1,455,860
Non-trade receivables	112,983	80,393
Accrued income	182	174
Deposits	331,071	320,935
Finance lease receivables	849,554	960,649
Others	87,193	93,709
Subtotal of non-current tade and other receivables	1,830,174	1,947,369
Total trade and other receivables	9,943,671	9,860,378
Allowance for Doubtful Accounts [Member]
Trade and other current receivables [Abstract]
Trade receivables	(173,583)	(71,985)
Other receivables	(9,199)	(50,071)
Non-trade receivables	(9,199)	(50,071)
Accrued income	0	0
Deposits	0	0
Finance lease receivables	0	0
Others	0	0
Subtotal of current tade and other receivables	(182,782)	(122,056)
Trade and other non-current receivables [Abstract]
Trade receivables	0	0
Other non-current receivables	(68,809)	(37,590)
Non-trade receivables	(59,117)	(26,942)
Accrued income	0	0
Deposits	0	0
Finance lease receivables	0	0
Others	(9,692)	(10,648)
Subtotal of non-current tade and other receivables	(68,809)	(37,590)
Total trade and other receivables	(251,591)	(159,646)
Present value discount [Member]
Trade and other current receivables [Abstract]
Trade receivables	0	0
Other receivables	(1,743)	(2,077)
Non-trade receivables	0	0
Accrued income	0	0
Deposits	(1,743)	(2,077)
Finance lease receivables	0	0
Others	0	0
Subtotal of current tade and other receivables	(1,743)	(2,077)
Trade and other non-current receivables [Abstract]
Trade receivables	(414)	0
Other non-current receivables	(6,154)	(6,264)
Non-trade receivables	0	0
Accrued income	0	0
Deposits	(6,154)	(6,264)
Finance lease receivables	0	0
Others	0	0
Subtotal of non-current tade and other receivables	(6,568)	(6,264)
Total trade and other receivables	₩ (8,311)	₩ (8,341)